EQUITY - Schedule of movement of reserves with effect in other comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movement of Reserves With Effect in Other Comprehensive Income [Roll Forward]
Opening balance	$ 711,329	$ 438,275	$ 30,721
Closing balance	1,337,202	711,329	438,275
Accumulated other comprehensive income
Movement of Reserves With Effect in Other Comprehensive Income [Roll Forward]
Opening balance	(4,296,326)	(3,884,901)
Change in fair value of hedging instrument recognized in OCI	(35,705)	(19,396)	(7,124)
Reclassified from OCI to profit or loss	41,272	(18,213)	2,250
Reclassified from OCI to the value of the hedged asset	(2,204)	26,579	(11,112)
Deferred tax			3,604
Actuarial reserves by employee benefit plans	(17,060)	(21,763)	(21,192)
Deferred tax actuarial IAS by employee benefit plans	510	908	750
Translation difference subsidiaries	218,454	(379,540)	(33,320)
Closing balance	(4,091,059)	(4,296,326)	(3,884,901)
Accumulated other comprehensive income | Initial balance restated
Movement of Reserves With Effect in Other Comprehensive Income [Roll Forward]
Opening balance		(3,884,901)	(3,818,757)
Closing balance			(3,884,901)
Currency translation reserve
Movement of Reserves With Effect in Other Comprehensive Income [Roll Forward]
Opening balance	(4,209,660)	(3,830,611)	(3,805,560)
Change in fair value of hedging instrument recognized in OCI	0	0	0
Reclassified from OCI to profit or loss	0	0	0
Reclassified from OCI to the value of the hedged asset	0	0	0
Deferred tax			0
Actuarial reserves by employee benefit plans	0	0	0
Deferred tax actuarial IAS by employee benefit plans	0	0	0
Translation difference subsidiaries	218,266	(379,049)	(25,051)
Closing balance	(3,991,394)	(4,209,660)	(3,830,611)
Currency translation reserve | Initial balance restated
Movement of Reserves With Effect in Other Comprehensive Income [Roll Forward]
Opening balance		(3,830,611)	(3,805,560)
Closing balance			(3,830,611)
Cash flow hedging reserve
Movement of Reserves With Effect in Other Comprehensive Income [Roll Forward]
Opening balance	(52,896)	(38,678)	36,542
Change in fair value of hedging instrument recognized in OCI	1,416	15,476	(32,858)
Reclassified from OCI to profit or loss	(5,854)	(40,898)	(26,568)
Reclassified from OCI to the value of the hedged asset	(2,204)	11,999	(11,112)
Deferred tax			3,604
Actuarial reserves by employee benefit plans	0	0	0
Deferred tax actuarial IAS by employee benefit plans	0	0	0
Translation difference subsidiaries	398	(795)	(8,286)
Closing balance	(59,140)	(52,896)	(38,678)
Cash flow hedging reserve | Initial balance restated
Movement of Reserves With Effect in Other Comprehensive Income [Roll Forward]
Opening balance		(38,678)	36,542
Closing balance			(38,678)
Gains (Losses) from changes in the time value of the options
Movement of Reserves With Effect in Other Comprehensive Income [Roll Forward]
Opening balance	35,644	32,947	(21,622)
Change in fair value of hedging instrument recognized in OCI	(37,121)	(34,872)	25,734
Reclassified from OCI to profit or loss	47,126	22,685	28,818
Reclassified from OCI to the value of the hedged asset	0	14,580	0
Deferred tax			0
Actuarial reserves by employee benefit plans	0	0	0
Deferred tax actuarial IAS by employee benefit plans	0	0	0
Translation difference subsidiaries	(210)	304	17
Closing balance	45,439	35,644	32,947
Gains (Losses) from changes in the time value of the options | Initial balance restated
Movement of Reserves With Effect in Other Comprehensive Income [Roll Forward]
Opening balance		32,947	(21,622)
Closing balance			32,947
Actuarial gains or losses on defined benefit plans reserve
Movement of Reserves With Effect in Other Comprehensive Income [Roll Forward]
Opening balance	(69,414)	(48,559)	(28,117)
Change in fair value of hedging instrument recognized in OCI	0	0	0
Reclassified from OCI to profit or loss	0	0	0
Reclassified from OCI to the value of the hedged asset	0	0	0
Deferred tax			0
Actuarial reserves by employee benefit plans	(17,060)	(21,763)	(21,192)
Deferred tax actuarial IAS by employee benefit plans	510	908	750
Translation difference subsidiaries	0	0	0
Closing balance	$ (85,964)	(69,414)	(48,559)
Actuarial gains or losses on defined benefit plans reserve | Initial balance restated
Movement of Reserves With Effect in Other Comprehensive Income [Roll Forward]
Opening balance		$ (48,559)	(28,117)
Closing balance			$ (48,559)